FINANCIAL RESULTS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of finance income costs [abstract]
Schedule of Financial Results, Net

	2022	2021	2020
Exchange rate differences:
Profit from operations with securities (Note 39)	—	—	10,090,407
Foreign exchange gains	834,868	551,314	7,108,460
Foreign exchange losses	(8,253,930)	(3,758,968)	(12,352,434)
Total	(7,419,062)	(3,207,654)	4,846,433
Financial income
Interest from short-term investments	1,511,862	1,962,043	1,198,880
Unwinding of discounts on provisions and liabilities	114,469	28,956	104,149
Total	1,626,331	1,990,999	1,303,029
Financial expenses
Interest on borrowings	(5,702,305)	(958,175)	(5,932,996)
Loss from securities transactions (Note 32.4)	(17,635,860)	—	—
Tax interest	(258,444)	(114,843)	(175,603)
Interest on leases	(92,903)	(101,366)	(172,180)
Unwinding of discounts on receivables	(856,670)	(665,218)	(1,370,414)
Others	(1,017,513)	(772,799)	(1,036,846)
Total	(25,563,695)	(2,612,401)	(8,688,039)